Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2022
Accounts receivable, net
Schedule of accounts receivable, net

	As of December 31,
	2021	2022
	RMB	RMB
Accounts receivable – third parties	184,546	422,743
Less: Allowance for doubtful accounts, third parties	—	(4,521)
Accounts receivable – third parties, net	184,546	418,222

Accounts receivable – related parties	768,747	485,358
Less: Allowance for doubtful accounts	—	(2,366)
Accounts receivable – related parties, net	768,747	482,992

Schedule of movement of the allowance for doubtful accounts of accounts receivables due from related parties

	As of December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at the beginning of the year	—	—	—
Additions	360	—	6,887
Write-off	(360)	—	—
Balance at the end of the year	—	—	6,887